--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.
                        U.S. LARGE COMPANY INSTITUTIONAL
                                INDEX PORTFOLIO

                               SEMI-ANNUAL REPORT

                         SIX MONTHS ENDED MAY 31, 2002
                                  (UNAUDITED)

                     -------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                U.S. LARGE COMPANY INSTITUTIONAL INDEX PORTFOLIO

                               SEMI-ANNUAL REPORT
                                  (UNAUDITED)

                               TABLE OF CONTENTS

                                                                          PAGE
                                                                        --------
DIMENSIONAL INVESTMENT GROUP INC.
    Statement of Assets and Liabilities...............................         1
    Statement of Operations...........................................         2
    Statements of Changes in Net Assets...............................         3
    Financial Highlights..............................................         4
    Notes to Financial Statements.....................................         5

THE DFA INVESTMENT COMPANY -- THE U.S. LARGE COMPANY SERIES
    Schedule of Investments...........................................         7
    Statement of Assets and Liabilities...............................        12
    Statement of Operations...........................................        13
    Statements of Changes in Net Assets...............................        14
    Financial Highlights..............................................        15
    Notes to Financial Statements.....................................        16

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                U.S. LARGE COMPANY INSTITUTIONAL INDEX PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 2002
                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                  (UNAUDITED)

ASSETS:
Investment in The U.S. Large Company Series of The DFA
  Investment Trust Company
  (Cost $256,780)++ at Value................................  $   260,325
Receivable for Fund Shares Sold.............................          149
Prepaid Expenses and Other Assets...........................           20
                                                              -----------
    Total Assets............................................      260,494
                                                              -----------

LIABILITIES:
Payables:
  Investment Securities Purchased...........................           83
  Fund Shares Redeemed......................................           66
Accrued Expenses and Other Liabilities......................           34
                                                              -----------
    Total Liabilities.......................................          183
                                                              -----------

NET ASSETS..................................................  $   260,311
                                                              ===========

SHARES OUTSTANDING, $.01 PAR VALUE
  (Authorized 200,000,000)..................................   31,090,191
                                                              ===========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE....  $      8.37
                                                              ===========

NET ASSETS CONSIST OF:
Paid-in Capital.............................................  $   313,753
Accumulated Net Investment Income (Loss)....................          822
Accumulated Net Realized Gain (Loss) on Investment
  Securities................................................      (58,380)
Accumulated Net Realized Gain (Loss) on Futures.............         (514)
Unrealized Appreciation (Depreciation) of Investment
  Securities................................................        3,545
Unrealized Appreciation (Depreciation) of Futures...........        1,085
                                                              -----------
    Total Net Assets........................................  $   260,311
                                                              ===========

--------------

++ The cost for federal income tax purposes is $260,203.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                U.S. LARGE COMPANY INSTITUTIONAL INDEX PORTFOLIO

                            STATEMENT OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 2002

                             (AMOUNTS IN THOUSANDS)

                                  (UNAUDITED)

INVESTMENT INCOME
  Dividends.................................................         $  1,754
  Interest..................................................               33
  Income from Securities Lending............................                7
  Expenses allocated from Master Fund.......................              (67)
                                                                     --------
        Total Investment Income.............................            1,727
                                                                     --------

EXPENSES
  Administrative Services...................................               63
  Accounting & Transfer Agent Fees..........................               32
  Legal Fees................................................                6
  Audit Fees................................................                1
  Filing Fees...............................................               19
  Shareholders' Reports.....................................               10
  Directors' Fees and Expenses..............................                1
  Organizational Fees.......................................               48
                                                                     --------
        Total Expenses......................................              180
        Less: Fees Waived and/or Expenses Reimbursed........             (120)
                                                                     --------
        Net Expenses........................................               60
                                                                     --------
  NET INVESTMENT INCOME (LOSS)..............................            1,667
                                                                     --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
  SECURITIES
  Net Realized Gain (Loss) on Investment Securities Sold....           (1,838)
  Net Realized Gain (Loss) on Futures.......................             (514)
  Change in Unrealized Appreciation (Depreciation) of
    Investment Securities...................................          (14,898)
  Change in Unrealized Appreciation (Depreciation) of
    Futures.................................................               14
                                                                     --------

  NET GAIN (LOSS) ON INVESTMENT SECURITIES..................          (17,236)
                                                                     --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................         $(15,569)
                                                                     ========

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                U.S. LARGE COMPANY INSTITUTIONAL INDEX PORTFOLIO

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                     SIX MONTHS          YEAR
                                                                        ENDED            ENDED
                                                                       MAY 31,         NOV. 30,
                                                                        2002             2001
                                                                     -----------       ---------
                                                                     (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)..............................          $  1,667         $  2,334
  Net Realized (Gain) Loss on Investment Securities Sold....            (1,838)         (40,417)
  Net Realized (Gain) Loss on Futures.......................              (514)         (13,383)
  Change in Unrealized Appreciation (Depreciation) of
    Investment Securities...................................           (14,898)          23,879
  Change in Unrealized Appreciation (Depreciation) of
    Futures.................................................                14            1,118
                                                                      --------         --------
        Net Increase (Decrease) in Net Assets Resulting from
          Operations........................................           (15,569)         (26,469)
                                                                      --------         --------

Distributions From:
  Net Investment Income.....................................            (1,475)          (2,150)
  Net Realized Gains........................................                --               --
                                                                      --------         --------
        Total Distributions.................................            (1,475)          (2,150)
                                                                      --------         --------
Capital Share Transactions (1):
  Shares Issued.............................................            71,765          104,756
  Shares Issued in Lieu of Cash Distributions...............             1,475            2,150
  Shares Redeemed...........................................           (15,514)         (32,736)
                                                                      --------         --------
        Net Increase (Decrease) from Capital Share
          Transactions......................................            57,726           74,170
                                                                      --------         --------
        Total Increase (Decrease)...........................            40,682           45,551
NET ASSETS
    Beginning of Period.....................................           219,629          174,078
                                                                      --------         --------
    End of Period...........................................          $260,311         $219,629
                                                                      ========         ========

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued...........................................             8,122           11,027
    Shares Issued in Lieu of Cash Distributions.............               165              224
    Shares Redeemed.........................................            (1,774)          (3,556)
                                                                      --------         --------
                                                                         6,513            7,695
                                                                      ========         ========

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                U.S. LARGE COMPANY INSTITUTIONAL INDEX PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                     SIX MONTHS       YEAR         YEAR       SEP. 23,
                                        ENDED         ENDED        ENDED         TO
                                       MAY 31,      NOV. 30,     NOV. 30,     NOV. 30,
                                        2002          2001         2000         1999
                                     -----------    ---------    ---------    ---------
                                     (UNAUDITED)
Net Asset Value, Beginning of         $   8.94      $  10.31     $  10.87     $  10.00
  Period...........................
                                      --------      --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....       0.06          0.11         0.11         0.02
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......      (0.58)        (1.37)       (0.57)        0.85
                                      --------      --------     --------     --------
  Total from Investment
    Operations.....................      (0.52)        (1.26)       (0.46)        0.87
                                      --------      --------     --------     --------
LESS DISTRIBUTIONS
  Net Investment Income............      (0.05)        (0.11)       (0.10)          --
  Net Realized Gains...............         --            --           --           --
                                      --------      --------     --------     --------
  Total Distributions..............      (0.05)        (0.11)       (0.10)          --
                                      --------      --------     --------     --------
Net Asset Value, End of Period.....   $   8.37      $   8.94     $  10.31     $  10.87
                                      ========      ========     ========     ========
Total Return.......................      (5.81)%#     (12.31)%      (4.28)%       8.70%#

Net Assets, End of Period
  (thousands)......................   $260,311      $219,629     $174,078     $ 55,887
Ratio of Expenses to Average Net
  Assets (1).......................       0.10%*        0.10%        0.10%        0.10%*
Ratio of Expenses to Average Net
  Assets (excluding waivers and
  assumption of expenses) (1)......       0.19%*        0.16%        0.17%        0.35%*
Ratio of Net Investment Income to
  Average Net Assets...............       1.32%*        1.22%        1.07%        1.20%*
Ratio of Net Investment Income to
  Average Net Assets (excluding
  waivers and assumption of
  expenses)........................       1.23%*        1.16%        1.00%        0.95%*
Portfolio Turnover Rate............        N/A           N/A          N/A          N/A
Portfolio Turnover Rate of Master
  Fund Series......................          4%*           8%           8%           4%(a)

--------------

*   Annualized

#   Non-annualized

(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of the Master Fund Series.

(a)  For the year ended November 30, 1999.

N/A Refer to the respective Master Fund Series.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

A. ORGANIZATION:

    Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers twenty-two portfolios, of which U.S. Large Company Institutional Index Portfolio (the "Portfolio") is presented in this report.

    The Portfolio invests all of its assets in The U.S. Large Company
Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At May 31, 2002, the Portfolio owned 9% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

    1. SECURITY VALUATION: The shares of the Series held by the Portfolio are valued at its respective daily net asset value. The Portfolio's investment reflects its proportionate interest in the net assets of the Series.

    2. FEDERAL INCOME TAXES: It is the intention of the Portfolio to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal taxes is required in the financial statements. The Series is treated as a partnership for federal tax purposes. Any interest, dividends and gains or losses of the Series will be deemed to have been "passed through" to the Portfolio.

    3. OTHER: The Portfolio accrues its share of income and expenses daily on its investment in the Master Fund, which is treated as a partnership for federal income tax purposes. All of the investment income and realized and unrealized gains or losses from the security transactions of the Series are allocated pro rata among its investors at the time of such determination. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The components of net assets may be adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of net short-term capital gain distributions from the Series. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses are allocated using methods approved by the Board of Directors.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended May 31, 2002, the Portfolio's Administrative Fees were accrued daily and paid monthly to the Advisor at an effective annual rate of 0.05 of 1% of average daily net assets.

    The Advisor has agreed to waive its fees and reimburse the Portfolio to the extent necessary to keep the annual combined expenses of the Portfolio and its respective Master Fund to not more than 0.10% of average daily net assets. Annualized expenses are those expenses incurred in any period consisting of 36 consecutive months. At May 31, 2002, approximately $394,000 of waived fees are subject to future reimbursement to the Advisor over various periods not exceeding November 30, 2004.

    Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

D. INVESTMENTS:

    At May 31, 2002, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation...............................      $ 14,754
Gross Unrealized Depreciation...............................       (14,632)
                                                                  --------
  Net.......................................................      $    122
                                                                  ========

    At May 31, 2002, the Portfolio had capital loss carryforwards for federal income tax purposes of approximately $53,438,000 of which $61,000, $1,616,000 and $51,761,000 will expire on November 30, 2007, November 30, 2008 and November 30, 2009, respectively.

E. LINE OF CREDIT:

    The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires in June 2003. There were no borrowings by the Portfolio under the line of credit during the six months ending May 31, 2002.

    The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2003. There were no borrowings by the Portfolio under the line of credit with the international custodian bank during the six months ended May 31, 2002.

                         THE U.S. LARGE COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 2002
                                  (UNAUDITED)


                                                            SHARES             VALUE+
                                                            ------             ------
COMMON STOCKS -- (98.8%)
 3M Co.................................................      120,100   $   15,064,143
 Abbott Laboratories...................................      477,000       22,657,500
 Ace, Ltd..............................................       79,500        2,751,495
 *ADC Telecommunications, Inc..........................      243,400          815,390
 Adobe Systems, Inc....................................       72,600        2,620,497
 *Advanced Micro Devices, Inc..........................      104,100        1,189,863
 *AES Corp.............................................      163,400        1,070,270
 #Aetna, Inc...........................................       44,400        2,124,540
 AFLAC, Inc............................................      160,100        5,148,816
 *Agilent Technologies, Inc............................      142,100        3,747,177
 Air Products & Chemicals, Inc.........................       69,600        3,490,440
 Alberto-Culver Co. Class B............................       17,700          937,569
 Albertson's, Inc......................................      124,600        4,382,182
 Alcan Aluminum, Ltd...................................       98,300        3,745,230
 Alcoa, Inc............................................      259,700        9,084,306
 #Allegheny Energy, Inc................................       38,300        1,376,119
 #Allegheny Teledyne, Inc..............................       24,600          431,976
 Allergan, Inc.........................................       40,100        2,530,310
 *Allied Waste Industries, Inc.........................       60,400          676,480
 Allstate Corp.........................................      218,600        8,411,728
 #Alltel Corp..........................................       95,300        4,906,997
 *Altera Corp..........................................      118,100        2,126,981
 #Ambac Financial Group, Inc...........................       32,300        2,175,728
 #Amerada Hess Corp....................................       27,200        2,237,200
 #Ameren Corp..........................................       42,200        1,844,984
 #American Electric Power Co., Inc.....................       98,800        4,221,724
 American Express Co...................................      409,000       17,386,590
 #American Greetings Corp. Class A.....................       19,600          405,132
 American International Group, Inc.....................      800,700       53,622,879
 *American Power Conversion Corp.......................       59,900          838,300
 *American Standard Companies, Inc.....................       22,000        1,661,000
 #AmerisourceBergen Corp...............................       31,900        2,459,171
 *Amgen, Inc...........................................      321,200       15,298,756
 *#AMR Corp............................................       47,400          993,030
 AmSouth Bancorporation................................      111,800        2,481,960
 Anadarko Petroleum Corp...............................       76,300        3,872,225
 *Analog Devices, Inc..................................      111,900        4,097,778
 *Andrew Corp..........................................       25,000          430,875
 Anheuser-Busch Companies, Inc.........................      270,900       13,981,149
 *AOL Time Warner, Inc.................................    1,356,700       25,370,290
 AON Corp..............................................       82,500        2,757,975
 Apache Corp...........................................       42,000        2,338,560
 *Apollo Group, Inc. (Class A).........................       52,900        1,829,017
 *Apple Computer, Inc..................................      108,300        2,522,848
 Applera Corporation - Applied Biosystems Group........       65,200        1,186,640
 *#Applied Materials, Inc..............................      502,600       11,147,668
 *Applied Micro Circuits Corp..........................       91,700          564,413
 Archer-Daniels Midland Co.............................      200,600        2,918,730
 Ashland, Inc..........................................       21,200          805,388
 AT&T Corp.............................................    1,084,400       12,980,268
 *#AT&T Wireless Services, Inc.........................      828,500        6,719,135
 Autodesk, Inc.........................................       33,600          452,928
 Automatic Data Processing, Inc........................      190,100        9,869,992
 *#Autozone, Inc.......................................       32,700        2,676,495
 *Avaya, Inc...........................................      110,300          763,276

                                                            SHARES             VALUE+
                                                            ------             ------
 Avery Dennison Corp...................................       33,600   $    2,196,432
 Avon Products, Inc....................................       72,300        3,828,285
 #B B & T Corp.........................................      141,400        5,313,812
 Baker Hughes, Inc.....................................      102,900        3,771,285
 Ball Corp.............................................       16,800          698,544
 Bank of America Corp..................................      482,300       36,563,163
 Bank of New York Co., Inc.............................      225,700        8,192,910
 Bank One Corp.........................................      357,700       14,533,351
 Bard (C.R.), Inc......................................       15,700          865,070
 #Barrick Gold Corp....................................      164,200        3,579,560
 Bausch & Lomb, Inc....................................       16,500          623,205
 Baxter International, Inc.............................      180,900        9,714,330
 Bear Stearns Companies, Inc...........................       30,600        1,837,530
 Becton Dickinson & Co.................................       79,300        2,981,680
 *Bed, Bath and Beyond, Inc............................       89,100        3,055,684
 Bellsouth Corp........................................      575,700       19,159,296
 Bemis Co., Inc........................................       16,200          808,380
 *#Best Buy Co., Inc...................................       97,350        4,497,570
 Big Lots, Inc.........................................       35,100          628,290
 *Biogen, Inc..........................................       45,300        2,260,243
 Biomet, Inc...........................................       82,800        2,336,202
 *BJ Services, Co......................................       47,900        1,797,208
 Black & Decker Corp...................................       24,400        1,166,076
 Block (H.&R.), Inc....................................       55,900        2,509,910
 *BMC Software, Inc....................................       74,300        1,256,413
 Boeing Co.............................................      256,600       10,943,990
 #Boise Cascade Corp...................................       17,800          633,324
 *#Boston Scientific Corp..............................      123,700        3,445,045
 Bristol Myers Squibb Co...............................      593,000       18,454,160
 *#Broadcom Corp.......................................       80,300        1,811,166
 Brown-Forman Corp. Class B............................       21,000        1,652,910
 Brunswick Corp........................................       26,900          715,540
 Burlington Northern Santa Fe Corp.....................      117,900        3,336,570
 Burlington Resources, Inc.............................       61,600        2,500,960
 *#Calpine Corp........................................      113,800        1,097,032
 Campbell Soup Co......................................      125,500        3,545,375
 Capital One Financial Corp............................       65,800        4,108,552
 Cardinal Health, Inc..................................      137,700        9,151,542
 Carnival Corp.........................................      179,700        5,462,880
 Caterpillar, Inc......................................      105,200        5,498,804
 *Cendant Corp.........................................      300,800        5,498,624
 Centex Corp...........................................       18,700        1,005,125
 CenturyTel, Inc.......................................       43,300        1,342,300
 Charter One Financial, Inc............................       69,000        2,497,800
 ChevronTexaco Corp....................................      327,000       28,530,750
 *Chiron Corp..........................................       58,100        2,100,024
 Chubb Corp............................................       52,100        3,915,836
 *CIENA Corp...........................................      100,800          571,032
 CIGNA Corp............................................       44,300        4,698,015
 Cincinnati Financial Corp.............................       49,500        2,245,072
 Cinergy Corp..........................................       51,000        1,858,950
 Cintas Corp...........................................       52,100        2,719,880
 Circuit City Stores, Inc. (Circuit City Group)........       64,000        1,466,240
 *Cisco Sytems, Inc....................................    2,248,100       35,475,018
 Citigroup, Inc........................................    1,576,900       68,090,542
 *Citizens Communications Co...........................       85,800          806,520

THE U.S. LARGE COMPANY SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *#Citrix Systems, Inc.................................       57,500   $      615,250
 *Clear Channel Communications, Inc....................      183,300        9,757,059
 Clorox Co.............................................       71,400        3,270,120
 CMS Energy Corp.......................................       40,800          736,848
 Coca-Cola Co..........................................      761,500       42,308,940
 Coca-Cola Enterprises, Inc............................      136,400        2,966,700
 Colgate-Palmolive Co..................................      169,100        9,165,220
 *#Comcast Corp. Class A Special.......................      289,600        8,153,688
 Comerica, Inc.........................................       54,600        3,499,860
 Computer Associates International, Inc................      177,100        3,074,456
 *#Computer Sciences Corp..............................       52,500        2,486,925
 *Compuware Corp.......................................      114,400          842,556
 *Comverse Tecnology, Inc..............................       57,100          676,920
 Conagra, Inc..........................................      164,600        4,050,806
 *Concord EFS, Inc.....................................      155,700        4,866,403
 *Conexant Systems, Inc................................       78,300          559,453
 Conoco, Inc...........................................      191,900        5,158,272
 *#Conseco, Inc........................................      105,800          295,182
 #Consolidated Edison, Inc.............................       65,100        2,849,427
 Constellation Energy Group............................       50,200        1,519,554
 *Convergys Corp.......................................       52,800        1,385,472
 *Cooper Industries, Ltd...............................       28,700        1,244,719
 Cooper Tire & Rubber Co...............................       22,200          507,048
 Coors (Adolph) Co. Class B............................       11,100          740,814
 *Corning, Inc.........................................      289,600        1,390,080
 *Costco Wholesale Corp................................      138,700        5,448,136
 #Countrywide Credit Industries, Inc...................       37,600        1,854,056
 Crane Co..............................................       18,300          507,459
 CSX Corp..............................................       65,600        2,256,640
 #Cummins Engine Co., Inc..............................       12,600          463,806
 CVS Corp..............................................      119,800        3,837,194
 Dana Corp.............................................       45,500          970,060
 Danaher Corp..........................................       45,600        3,174,672
 Darden Restaurants, Inc...............................       53,750        1,350,737
 Deere & Co............................................       72,900        3,426,300
 *Dell Computer Corp...................................      799,100       21,459,830
 Delphi Automotive Systems Corp........................      171,800        2,705,850
 Delta Air Lines, Inc..................................       37,700          989,625
 Deluxe Corp...........................................       20,300          918,372
 Devon Energy Corp.....................................       47,600        2,487,100
 Dillards, Inc. Class A................................       25,700          771,771
 Disney (Walt) Co......................................      625,000       14,318,750
 #Dollar General Corp..................................      101,900        1,751,661
 Dominion Resources, Inc...............................       80,500        5,214,790
 Donnelley (R.R.) & Sons Co............................       34,700        1,000,401
 Dover Corp............................................       62,100        2,210,139
 Dow Chemical Co.......................................      276,400        9,215,176
 #Dow Jones & Co., Inc.................................       25,900        1,425,795
 #DTE Energy Co........................................       49,800        2,330,640
 Duke Power Co.........................................      253,200        8,104,932
 DuPont (E.I.) de Nemours & Co., Inc...................      314,300       14,457,800
 Dynegy, Inc...........................................      107,500          955,675
 Eastman Chemical Co...................................       23,700        1,096,125
 #Eastman Kodak Co.....................................       89,500        2,977,665
 Eaton Corp............................................       21,200        1,713,384
 Ecolab, Inc...........................................       39,200        1,869,056
 *Edison International.................................      100,000        1,866,000
 El Paso Corp..........................................      156,400        4,011,660
 Electronic Data Systems Corp..........................      147,400        7,785,668
 *EMC Corp. MA.........................................      679,100        4,923,475

                                                            SHARES             VALUE+
                                                            ------             ------
 Emerson Electric Co...................................      128,900   $    7,456,865
 Engelhard Corp........................................       39,700        1,235,464
 #Entergy Corp.........................................       67,700        2,977,446
 EOG Resources, Inc....................................       35,400        1,451,400
 Equifax, Inc..........................................       44,400        1,226,772
 Equity Office Properties Trust........................      127,000        3,827,780
 Equity Residential Corp...............................       83,100        2,404,914
 Exelon Corp...........................................       98,300        5,258,067
 Exxon Mobil Corp......................................    2,096,600       83,717,238
 #Family Dollar Stores, Inc............................       52,900        1,904,400
 Fannie Mae............................................      306,200       24,499,062
 Federal Home Loan Mortgage Corporation................      213,100       13,968,705
 *Federated Department Stores, Inc.....................       58,800        2,434,908
 *FedEx Corp...........................................       91,500        4,936,425
 Fifth Third Bancorp...................................      178,700       11,646,772
 First Data Corp.......................................      116,900        9,258,480
 *First Tennessee National Corp........................       38,800        1,511,260
 FirstEnergy Corp......................................       91,300        3,150,763
 *Fiserv, Inc..........................................       58,500        2,485,372
 FleetBoston Financial Corp............................      320,000       11,276,800
 Fluor Corp............................................       24,500          921,200
 Ford Motor Co.........................................      555,100        9,797,515
 *Forest Laboratories, Inc.............................       54,700        4,038,501
 Fortune Brands, Inc...................................       45,500        2,441,075
 #FPL Group, Inc.......................................       53,900        3,395,161
 Franklin Resources, Inc...............................       80,100        3,486,753
 *Freeport McMoran Copper & Gold, Inc. Class B.........       44,100          870,975
 Gannett Co., Inc......................................       81,200        6,154,960
 #Gap, Inc.............................................      265,100        3,862,507
 *Gateway, Inc.........................................       99,300          532,248
 General Dynamics Corp.................................       61,800        6,217,080
 General Electric Co...................................    3,045,400       94,833,756
 General Mills, Inc....................................      112,000        5,096,000
 General Motors Corp...................................      170,200       10,577,930
 Genuine Parts Co......................................       53,300        1,948,115
 *Genzyme Corp.........................................       65,100        2,085,153
 Georgia-Pacific Corp..................................       70,400        1,878,976
 Gillette Co...........................................      323,500       11,506,895
 #Golden West Financial Corp...........................       48,300        3,379,068
 Goodrich (B.F.) Co....................................       31,100        1,039,051
 Goodyear Tire & Rubber Co.............................       49,900        1,093,808
 Grainger (W.W.), Inc..................................       28,700        1,509,046
 Great Lakes Chemical Corp.............................       15,500          394,010
 *Guidant Corp.........................................       93,400        3,736,000
 Halliburton Co........................................      131,500        2,439,325
 Harley-Davidson, Inc..................................       92,800        4,879,424
 *Harrahs Entertainment, Inc...........................       34,500        1,643,925
 Hartford Financial Services Group, Inc................       75,200        4,963,200
 Hasbro, Inc...........................................       53,000          810,900
 HCA, Inc..............................................      157,800        7,752,714
 *Health Management Associates, Inc....................       74,000        1,523,660
 *Healthsouth Corp.....................................      120,200        1,700,830
 Heinz (H.J.) Co.......................................      107,200        4,355,536
 *Hercules, Inc........................................       33,300          419,247
 Hershey Foods Corp....................................       41,500        2,769,295
 Hewlett-Packard Co....................................      925,362       17,665,161
 #Hilton Hotels Corp...................................      113,200        1,607,440
 Home Depot, Inc.......................................      718,300       29,945,927

THE U.S. LARGE COMPANY SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 Honeywell International, Inc..........................      249,300   $    9,697,770
 Household International, Inc..........................      140,300        7,176,345
 *Humana, Inc..........................................       51,700          786,874
 Huntington Bancshares, Inc............................       77,100        1,539,301
 Illinois Tool Works, Inc..............................       93,400        6,634,202
 *Immunex Corp.........................................      167,000        4,210,905
 IMS Health, Inc.......................................       90,500        1,905,025
 *Inco, Ltd............................................       55,800        1,264,428
 Ingersoll-Rand Co., Ltd. Class A......................       51,500        2,593,025
 Intel Corp............................................    2,057,200       56,758,148
 International Business Machines Corp..................      528,000       42,477,600
 International Flavors & Fragrances, Inc...............       29,100          991,146
 *International Game Technology........................       27,400        1,712,500
 #International Paper Co...............................      147,800        6,370,180
 #Interpublic Group of Companies, Inc..................      115,800        3,821,400
 *Intuit, Inc..........................................       65,200        2,852,174
 ITT Industries, Inc...................................       27,100        1,815,700
 *Jabil Circuit, Inc...................................       60,400        1,386,784
 *JDS Uniphase Corp....................................      416,000        1,462,240
 Jefferson-Pilot Corp..................................       46,200        2,199,582
 John Hancock Financial Services, Inc..................       91,600        3,360,804
 Johnson & Johnson.....................................      940,100       57,675,135
 Johnson Controls, Inc.................................       26,800        2,360,008
 *Jones Apparel Group, Inc.............................       38,400        1,530,624
 JP Morgan Chase & Co..................................      604,700       21,738,965
 KB Home Corp..........................................       15,500          798,715
 Kellogg Co............................................      124,600        4,572,820
 Kerr-McGee Corp.......................................       30,700        1,783,363
 KeyCorp...............................................      129,800        3,543,540
 KeySpan Corporation...................................       42,600        1,612,836
 Kimberly Clark Corp...................................      161,000       10,452,120
 Kinder Morgan, Inc....................................       37,900        1,639,175
 *King Pharmaceuticals, Inc............................       75,300        2,036,865
 *#KLA-Tencor Corp.....................................       57,300        2,987,908
 Knight Ridder, Inc....................................       25,800        1,698,414
 *Kohls Corp...........................................      102,700        7,702,500
 *Kroger Co............................................      245,400        5,484,690
 Leggett and Platt, Inc................................       60,100        1,581,832
 Lehman Brothers Holdings, Inc.........................       74,900        4,568,900
 *Lexmark International Group, Inc.....................       39,800        2,485,510
 Lilly (Eli) & Co......................................      344,500       22,289,150
 Limited Brands, Inc...................................      158,500        3,326,915
 Lincoln National Corp.................................       58,100        2,604,042
 Linear Technology Corp................................       97,300        3,623,938
 Liz Claiborne, Inc....................................       32,200          986,286
 Lockheed Martin Corp..................................      135,900        8,432,595
 Loews Corp............................................       58,800        3,357,480
 Louisiana-Pacific Corp................................       32,000          337,600
 Lowe's Companies, Inc.................................      237,400       11,195,784
 *LSI Logic Corp.......................................      112,500        1,282,500
 *Lucent Technologies, Inc.............................    1,049,100        4,878,315
 *Manor Care, Inc......................................       31,400          813,260
 Marathon Oil Corp.....................................       94,800        2,599,416
 Marriott International, Inc. Class A..................       73,800        2,984,472
 Marsh & McLennan Companies, Inc.......................       84,100        8,485,690
 Marshall & Isley Corp.................................       32,700        2,030,343
 Masco Corp............................................      140,700        3,751,062
 Mattel, Inc...........................................      132,300        2,810,052

                                                            SHARES             VALUE+
                                                            ------             ------
 *Maxim Integrated Products, Inc.......................      100,000   $    4,600,500
 May Department Stores Co..............................       89,800        3,159,164
 Maytag Corp...........................................       23,600        1,057,044
 MBIA, Inc.............................................       45,500        2,553,005
 MBNA Corp.............................................      261,200        9,458,052
 *McDermott International, Inc.........................       18,800          249,100
 McDonalds Corp........................................      394,000       11,796,360
 McGraw-Hill Companies, Inc............................       59,300        3,743,609
 McKesson Corp.........................................       88,200        3,307,500
 MeadWestavco Corp.....................................       60,800        1,918,848
 *Medimmune, Inc.......................................       75,900        2,468,268
 Medtronic, Inc........................................      371,000       17,121,650
 Mellon Financial Corp.................................      135,400        5,023,340
 Merck & Co., Inc......................................      697,200       39,810,120
 *Mercury Interactive Corp.............................       25,300          856,279
 Meredith Corp.........................................       15,100          610,644
 Merrill Lynch & Co., Inc..............................      258,100       10,507,251
 MetLife, Inc..........................................      222,200        7,383,706
 MGIC Investment Corp..................................       32,900        2,394,462
 *Micron Technology, Inc...............................      184,000        4,338,720
 *Microsoft Corp.......................................    1,659,700       84,487,029
 Millipore Corp........................................       14,600          577,868
 *Mirant Corp..........................................      122,800        1,166,600
 #Molex, Inc...........................................       59,500        2,246,423
 Moody's Corp..........................................       47,800        2,302,048
 Morgan Stanley Dean Witter & Co.......................      337,600       15,347,296
 Motorola, Inc.........................................      682,100       10,906,779
 *Nabors Industries, Inc...............................       43,200        1,896,480
 National City Corp....................................      186,200        6,196,736
 *National Semiconductor Corp..........................       54,400        1,670,080
 #Navistar International Corp..........................       18,300          649,833
 *NCR Corp.............................................       29,800        1,089,190
 *Network Appliance Corp...............................      102,300        1,330,412
 New York Times Class A................................       46,300        2,327,501
 Newell Rubbermaid, Inc................................       81,900        2,796,885
 Newmont Mining Corp...................................      120,000        3,745,200
 *#Nextel Communications Corp. Class A.................      244,700        1,189,242
 Nicor, Inc............................................       13,600          653,616
 Nike, Inc. Class B....................................       82,200        4,418,250
 NiSource, Inc.........................................       63,600        1,541,028
 *Noble Corp...........................................       40,600        1,738,492
 Nordstrom, Inc........................................       41,200        1,014,344
 Norfolk Southern Corp.................................      118,500        2,508,645
 Nortel Network Corp...................................      982,300        2,170,883
 Northern Trust Corp...................................       68,000        3,522,060
 #Northrop Grumman Corp................................       33,900        4,112,409
 *Novell, Inc..........................................      111,100          379,962
 *Novellus Systems, Inc................................       43,900        1,864,872
 #Nucor Corp...........................................       23,900        1,593,413
 *Nvidia Corp..........................................       44,300        1,483,386
 Occidental Petroleum Corp.............................      114,500        3,418,970
 *Office Depot, Inc....................................       94,200        1,721,976
 #Omnicom Group, Inc...................................       57,000        4,923,090
 *Oracle Systems Corp..................................    1,684,900       13,335,984
 Paccar, Inc...........................................       35,400        1,566,273
 *Pactiv Corp..........................................       48,800        1,130,696
 Pall Corp.............................................       37,400          851,224
 *Palm, Inc............................................      177,100          282,475
 *Parametric Technology Corp...........................       79,700          278,552
 Parker-Hannifin Corp..................................       35,900        1,759,100

THE U.S. LARGE COMPANY SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 #Paychex, Inc.........................................      114,900   $    3,980,711
 Penney (J.C.) Co., Inc................................       80,900        1,978,814
 Peoples Energy Corp...................................       10,900          429,242
 *Peoplesoft, Inc......................................       92,800        1,905,648
 Pepsi Bottling........................................       87,500        2,889,250
 Pepsico, Inc..........................................      536,200       27,871,676
 PerkinElmer, Inc......................................       37,600          525,272
 Pfizer, Inc...........................................    1,926,900       66,670,740
 *PG&E Corp. (Holding Co.).............................      118,900        2,556,350
 Pharmacia Corp........................................      397,700       17,176,663
 Phelps Dodge Corp.....................................       24,100          940,141
 Philip Morris Companies, Inc..........................      664,100       38,019,725
 Phillips Petroleum Co.................................      116,900        6,727,595
 Pinnacle West Capital Corp............................       26,000        1,042,860
 Pitney Bowes, Inc.....................................       74,800        3,063,060
 Placer Dome, Inc......................................      100,700        1,369,520
 Plum Creek Timber Co., Inc............................       55,900        1,697,683
 *PMC Sierra, Inc......................................       50,600          719,785
 PNC Financial Services Group, Inc.....................       88,300        4,966,875
 *Power-One, Inc.......................................       24,200          217,558
 PPG Industries, Inc...................................       51,700        2,956,206
 PPL Corp..............................................       45,000        1,592,550
 Praxair, Inc..........................................       49,300        2,760,800
 Procter & Gamble Co...................................      397,200       35,569,260
 Progress Energy, Inc..................................       67,100        3,479,135
 Progressive Corp......................................       67,400        3,990,754
 Providian Financial Corp..............................       87,200          710,680
 Public Service Enterprise Group, Inc..................       63,100        2,857,168
 Pulte Homes Inc.......................................       18,500        1,003,255
 *Q Logic Corp.........................................       28,600        1,307,878
 *Qualcomm, Inc........................................      235,100        7,439,740
 *Quintiles Transnational Corp.........................       36,600          520,269
 *Qwest Communications International, Inc..............      510,300        2,633,148
 Radioshack Corp.......................................       54,900        1,879,776
 *Rational Software Corp...............................       59,600          678,546
 Raytheon Co...........................................      119,800        5,295,160
 *Reebok International, Ltd............................       18,100          473,858
 Regions Financial Corp................................       69,700        2,512,685
 Reliant Energy, Inc...................................       91,400        1,554,714
 *Robert Half International, Inc.......................       53,700        1,325,316
 Rockwell Collins......................................       56,200        1,461,200
 Rockwell International Corp...........................       56,500        1,239,610
 Rohm & Haas Co........................................       67,500        2,543,400
 Rowan Companies, Inc..................................       28,800          740,160
 Royal Dutch Petroleum Co..............................      651,000       35,805,000
 Ryder System, Inc.....................................       18,500          553,150
 *Sabre Holdings Corp..................................       43,800        1,725,720
 Safeco Corp...........................................       39,200        1,253,812
 *Safeway, Inc.........................................      153,900        6,256,035
 *Saint Jude Medical, Inc..............................       26,600        2,245,040
 Saint Paul Companies, Inc.............................       63,600        2,709,996
 *Sanmina Corp.........................................      160,300        1,849,061
 Sara Lee Corp.........................................      240,700        5,073,956
 SBC Communications, Inc...............................    1,027,400       35,229,546
 Schering-Plough Corp..................................      448,700       11,868,115
 Schlumberger, Ltd.....................................      176,600        9,119,624
 Schwab (Charles) Corp.................................      418,900        5,064,501
 Scientific-Atlanta, Inc...............................       47,900          931,655
 *Sealed Air Corp......................................       25,700        1,150,075
 Sears, Roebuck & Co...................................       98,900        5,840,045

                                                            SHARES             VALUE+
                                                            ------             ------
 #Sempra Energy........................................       63,500   $    1,588,135
 Sherwin-Williams Co...................................       47,300        1,494,680
 *#Siebel Systems, Inc.................................      141,800        2,588,559
 Sigma-Aldrich Corp....................................       22,600        1,077,794
 SLM Corp..............................................       48,000        4,631,040
 Snap-On, Inc..........................................       17,800          562,480
 *Solectron Corp.......................................      251,600        2,032,928
 Southern Co...........................................      213,100        5,753,700
 SouthTrust Corp.......................................      106,300        2,760,080
 Southwest Airlines Co.................................      235,000        4,002,050
 #Sprint Corp..........................................      272,000        4,474,400
 *#Sprint Corp. (PCS Group)............................      303,100        3,164,364
 Stanley Works.........................................       26,100        1,111,338
 *Staples, Inc.........................................      141,500        2,984,943
 *Starbucks Corp.......................................      117,200        2,846,202
 #Starwood Hotels and Resorts Worldwide, Inc...........       60,600        2,144,634
 State Street Corp.....................................       99,500        4,622,770
 Stilwell Financial, Inc...............................       67,800        1,464,480
 #Stryker Corp.........................................       60,200        3,284,512
 *Sun Microsystems.....................................      995,700        6,875,309
 Sunoco, Inc...........................................       23,200          824,992
 #Suntrust Banks, Inc..................................       88,500        6,044,550
 Supervalu, Inc........................................       40,700        1,228,326
 Symbol Technologies, Inc..............................       70,100          600,757
 Synovus Financial Corp................................       89,300        2,379,845
 Sysco Corp............................................      203,900        5,678,615
 T. Rowe Price Group, Inc..............................       37,700        1,361,536
 Target Corp...........................................      276,600       11,465,070
 Teco Energy, Inc......................................       42,800        1,065,720
 *Tektronix, Inc.......................................       28,200          571,896
 *Tellabs, Inc.........................................      125,600        1,214,552
 Temple-Inland, Inc....................................       16,300          907,584
 *Tenet Healthcare Corp................................       99,900        7,442,550
 *Teradyne, Inc........................................       55,400        1,500,232
 Texas Corp............................................       81,300        4,173,129
 Texas Instruments, Inc................................      532,100       15,255,307
 Textron, Inc..........................................       43,300        2,031,636
 *Thermo-Electron Corp.................................       54,500        1,000,620
 Thomas & Betts Corp...................................       17,900          390,578
 Tiffany & Co..........................................       44,400        1,665,000
 TJX Companies, Inc....................................      167,200        3,526,248
 *#TMP Worldwide, Inc..................................       33,900          915,470
 Torchmark Corp........................................       38,100        1,537,716
 *#Toys R Us, Inc......................................       60,200        1,098,650
 Transocean, Inc.......................................       97,700        3,729,209
 Tribune Co............................................       91,300        3,881,163
 TRW, Inc..............................................       38,700        2,124,630
 Tupperware Corp.......................................       17,800          393,914
 Tyco International, Ltd...............................      611,900       13,431,205
 U.S. Bancorp..........................................      585,000       13,835,250
 Unilever NV...........................................      175,200       11,479,104
 Union Pacific Corp....................................       76,200        4,666,488
 Union Planters Corp...................................       42,100        2,112,157
 *Unisys Corp..........................................       98,800        1,130,272
 United States Steel Corp..............................       30,300          622,362
 United Technologies Corp..............................      144,900        9,979,263
 Unitedhealth Group, Inc...............................       95,600        8,680,480
 *Univision Communications, Inc. Class A...............       64,400        2,576,000
 Unocal Corp...........................................       74,900        2,757,818

THE U.S. LARGE COMPANY SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 UnumProvident Corp....................................       74,100   $    1,874,730
 UST, Inc..............................................       51,600        1,977,828
 *Veritas Software Co..................................      122,900        2,785,529
 Verizon Communications, Inc...........................      832,000       35,776,000
 VF Corp...............................................       34,000        1,445,000
 *Viacom, Inc. Class B.................................      543,600       26,614,656
 Visteon Corp..........................................       40,000          630,000
 *Vitesse Semiconductor, Inc...........................       61,400          308,535
 Vulcan Materials Co...................................       31,000        1,482,730
 Wachovia Corp.........................................      417,100       16,004,127
 Walgreen Co...........................................      313,100       11,979,206
 Wal-Mart Stores, Inc..................................    1,366,100       73,906,010
 Washington Mutual, Inc................................      295,100       11,470,537
 #Waste Management, Inc................................      192,400        5,281,380
 *Waters Corp..........................................       40,100        1,069,066
 *#Watson Pharmaceuticals, Inc.........................       32,600          847,600
 *Wellpoint Health Networks, Inc.......................       44,200        3,277,872
 Wells Fargo Company...................................      519,600       27,227,040
 Wendy's International, Inc............................       32,100        1,218,837
 Weyerhaeuser Co.......................................       67,500        4,421,250
 Whirlpool Corp........................................       20,500        1,463,700
 #Williams Companies, Inc..............................      158,100        2,245,020
 Winn-Dixie Stores, Inc................................       43,000          834,630
 *Worldcom, Inc........................................      809,800        1,344,268
 Worthington Industries, Inc...........................       26,200          399,550
 Wrigley (Wm.) Jr. Co..................................       69,100        3,960,121
 Wyeth.................................................      404,400       22,444,200
 XCEL Energy, Inc......................................      112,900        2,426,221
 *Xerox Corp...........................................      220,700        1,979,679
 *Xilinx, Inc..........................................      102,800        3,624,214
 XL Capital, Ltd.......................................       40,700        3,602,764
 *Yahoo!, Inc..........................................      178,300        2,860,824
 *Yum! Brands, Inc.....................................       44,700        2,856,330
 *Zimmer Holdings, Inc.................................       59,400        2,077,812
 #Zions Bancorp........................................       28,100        1,547,046
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $2,773,125,194)................................                 3,000,999,800
                                                                       --------------
                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (1.2%)
 Repurchase Agreement, PNC Capital Markets Inc. 1.67%,
   06/03/02 (Collateralized by FHLMC Discount Notes
   2.43%, 05/22/03, valued at $37,166,814) to be
   repurchased at $36,622,096
   (Cost $36,617,000)..................................   $   36,617       36,617,000
                                                                       --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,809,742,194)++..............................                $3,037,616,800
                                                                       ==============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $2,854,065,469.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                         THE U.S. LARGE COMPANY SERIES

                      STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 2002

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                  (UNAUDITED)

ASSETS:
Investments at Value........................................  $3,037,617
Collateral for Securities Loaned............................     135,584
Cash........................................................       3,497
Receivables:
  Dividends and Interest....................................       4,459
  Investment Securities Sold................................          90
  Fund Shares Sold..........................................         405
  Futures Margin Variation..................................         118
Prepaid Expenses and Other Assets...........................          19
                                                              ----------
    Total Assets............................................   3,181,789
                                                              ----------

LIABILITIES:
Payable for Collateral on Securities Loaned.................     135,584
Accrued Expenses and Other Liabilities......................         219
                                                              ----------
    Total Liabilities.......................................     135,803
                                                              ----------

NET ASSETS..................................................  $3,045,986
                                                              ==========
Investments at Cost.........................................  $2,809,742
                                                              ==========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                         THE U.S. LARGE COMPANY SERIES

                            STATEMENT OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 2002

                             (AMOUNTS IN THOUSANDS)
                                  (UNAUDITED)

INVESTMENT INCOME
  Dividends.................................................         $  20,235
  Interest..................................................               377
  Income from Securities Lending............................                81
                                                                     ---------
        Total Investment Income.............................            20,693
                                                                     ---------
EXPENSES
  Investment Advisory Services..............................               365
  Accounting & Transfer Agent Fees..........................               218
  Custodian Fees............................................                60
  Legal Fees................................................                14
  Audit Fees................................................                20
  Shareholders' Reports.....................................                28
  Trustees' Fees and Expenses...............................                13
  Other.....................................................                55
                                                                     ---------
        Total Expenses......................................               773
                                                                     ---------
  NET INVESTMENT INCOME (LOSS)..............................            19,920
                                                                     ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
  SECURITIES
  Net Realized Gain (Loss) on Investment Securities Sold....           (20,745)
  Net Realized Gain (Loss) on Futures.......................            (5,417)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities...................................          (173,028)
    Futures.................................................               221
                                                                     ---------
  NET GAIN (LOSS) ON INVESTMENT SECURITIES..................          (198,969)
                                                                     ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................         $(179,049)
                                                                     =========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                         THE U.S. LARGE COMPANY SERIES

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                     SIX MONTHS           YEAR
                                                                        ENDED             ENDED
                                                                       MAY 31,          NOV. 30,
                                                                        2002              2001
                                                                     -----------       -----------
                                                                     (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)..............................         $   19,920        $   37,501
  Net Realized Gain (Loss) on Investment Securities.........            (20,745)          (81,255)
  Net Realized Gain (Loss) on Futures.......................             (5,417)          (14,349)
  Change in Unrealized Appreciation (Depreciation) of:
        Investments Securities..............................           (173,028)         (344,426)
        Futures.............................................                221               915
                                                                     ----------        ----------
        Net Increase (Decrease) in Net Assets Resulting from
          Operations........................................           (179,049)         (401,614)
                                                                     ----------        ----------
Transactions in Interest:
  Contributions.............................................            653,305           552,671
  Withdrawals...............................................           (259,920)         (458,219)
                                                                     ----------        ----------
        Net Increase (Decrease) from Transactions in
          Interest..........................................            393,385            94,452
                                                                     ----------        ----------
        Total Increase (Decrease)...........................            214,336          (307,162)
NET ASSETS
  Beginning of Period.......................................          2,831,650         3,138,812
                                                                     ----------        ----------
  End of Period.............................................         $3,045,986        $2,831,650
                                                                     ==========        ==========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                         THE U.S. LARGE COMPANY SERIES

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                     SIX MONTHS        YEAR          YEAR          YEAR          YEAR         YEAR
                                        ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
                                       MAY 31,       NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,     NOV. 30,
                                        2002           2001          2000          1999          1998         1997
                                     -----------    ----------    ----------    ----------    ----------    ---------
                                     (UNAUDITED)
Net Asset Value, Beginning of
  Period...........................         N/A            N/A           N/A           N/A           N/A         N/A
                                     ----------     ----------    ----------    ----------    ----------    --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....          --             --            --            --            --          --
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......          --             --            --            --            --          --
                                     ----------     ----------    ----------    ----------    ----------    --------
  Total from Investment
    Operations.....................          --             --            --            --            --          --
                                     ----------     ----------    ----------    ----------    ----------    --------
LESS DISTRIBUTIONS
  Net Investment Income............          --             --            --            --            --          --
  Net Realized Gains...............          --             --            --            --            --          --
                                     ----------     ----------    ----------    ----------    ----------    --------
Total Distributions................          --             --            --            --            --          --
                                     ----------     ----------    ----------    ----------    ----------    --------
Net Asset Value, End of Period.....         N/A            N/A           N/A           N/A           N/A         N/A
                                     ==========     ==========    ==========    ==========    ==========    ========
Total Return.......................       (5.73)%#      (12.30)%       (4.25)%      20.86%        23.62%      28.37%

Net Assets, End of Period
  (thousands)......................  $3,045,986     $2,831,650    $3,138,812    $2,775,062    $1,557,174    $822,493
Ratio of Expenses to Average Net
  Assets...........................        0.05%*         0.05%         0.06%         0.06%         0.06%       0.07%
Ratio of Net Investment Income to
  Average Net Assets...............        1.37%*         1.26%         1.12%         1.27%         1.47%       1.75%
Portfolio Turnover Rate............           4%*            8%            8%            4%            9%          4%

--------------

*   Annualized

#   Non-annualized

N/A Not applicable as the U.S. Large Company Series is organized as a partnership.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                         NOTES TO FINANCIAL STATEMENTS

                                  (UNAUDITED)

A. ORGANIZATION:

    The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust currently offers twenty-five series, of which The U.S. Large Company Series (the "Series") is presented in this report.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

    1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean between the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods determined by the Board of Trustees.

    2. FEDERAL INCOME TAXES: The Series is treated as a partnership for federal income tax purposes. Any interest, dividends and gains and losses will be deemed to have been "passed through" to the Feeder Fund.

    3. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 31, 2002.

    4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods approved by the Board of Trustees.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the six months ended May 31, 2002, the Series' advisory fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.025 of 1% of average daily net assets.

    Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the six months ended May 31, 2002, the Series made the following purchases and sales of investment securities other than U.S. Government Securities (amounts in thousands):

Purchases...................................................      $444,983
Sales.......................................................        52,294

E. INVESTMENT TRANSACTIONS:

    At May 31, 2002, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation...............................      $ 620,754
Gross Unrealized Depreciation...............................       (437,203)
                                                                  ---------
  Net.......................................................      $ 183,551
                                                                  =========

F. FINANCIAL INSTRUMENTS:

    In accordance with the Series' Investment Objectives and Policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

      FUTURES CONTRACTS:  During the six months ended May 31, 2002, the
Series entered into futures contracts in accordance with its investment objectives. Upon entering into a futures contract, the Series deposits cash with a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

    At May 31, 2002, the Series had outstanding 152 long futures contracts on the S&P 500 Index, all of which expire on June 21, 2002. The value of such contracts on May 31, 2002 was $40,565,000, which resulted in an unrealized gain of $254,381.

    Risks arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements.

G. LINE OF CREDIT:

    The Trust, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires in June 2003. For the six months ended May 31, 2002 borrowings by the Series under the line were as follows:

                                            WEIGHTED       WEIGHTED     NUMBER OF   INTEREST  MAXIMUM AMOUNT
                                             AVERAGE       AVERAGE        DAYS      EXPENSE   BORROWED DURING
                                          INTEREST RATE  LOAN BALANCE  OUTSTANDING  INCURRED    THE PERIOD
                                          -------------  ------------  -----------  --------  ---------------
                                              2.56%       $7,211,500        2        $1,024     $8,313,000

    The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2003. There were no borrowings by the Series under the line of credit with the international custodian bank during the six months ended May 31, 2002.

H. SECURITIES LENDING:

    As of May 31, 2002, some of the Series portfolios had securities on loan to broker/dealers, for which each portfolio held cash collateral. Each portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of domestic securities are required at all times to be secured by collateral at least equal to 102% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the portfolio or, at the option of the lending agent, to replace the securities.

    Each portfolio, along with other portfolios of the Series, invests the cash collateral received from securities on loan in a pooled cash account, which invests in repurchase agreements collateralized by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature.

    As of May 31, 2002, the interest rate on the pooled cash account earned by each of the portfolios was 1.74%. The repurchase agreements within the pooled cash account mature on June 5, 2002. The value of securities on loan to broker/dealers, the cash collateral received from such broker/dealers, the value and cost of the portfolio's pooled cash account investment and the allocated value of collateral from repurchase agreements held in the pooled cash account as of May 31, 2002 were as follows:

                                        MARKET
                                       VALUE OF         VALUE OF         COST/VALUE OF      VALUE OF COLLATERAL
                                      SECURITIES     COLLATERAL AND       POOLED CASH         FROM REPURCHASE
                                        ON LOAN      INDEMNIFICATION   ACCOUNT INVESTMENT       AGREEMENTS
                                     -------------   ---------------   ------------------   -------------------
The U.S. Large Company Series......  $129,865,187     $135,583,800       $135,584,554          $135,583,800